Net finance expense (income)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Net finance expense
Net finance expense

19. Net finance expense (income)

	Three	Three	Nine	Nine
	months	months	months	months
	ended	ended	ended	ended
	May 31,	May 31,	May 31,	May 31,
	2023	2022	2023	2022
	$	$	$	$
Interest and bank charges	73,789	42,274	200,924	123,972
Interest income	—	(85,000)	(311,667)	(257,891)
Foreign currency exchange (gain) loss	13,544	27,334	(105,179)	(89,162)
Transaction costs [note 15]	51,199	—	489,096	—
Gain on derivative liabilities [note 15]	(1,551,616)	—	(1,613,058)	—
Loss on Debentures [note 5]	—	115,000	109,667	436,500
	(1,413,084)	99,608	(1,230,217)	213,419

22. Net finance expense

	2022	2021	2020
	$	$	$
Interest and bank charges	184,895	123,100	107,105
Interest income	(379,288)	—	—
Foreign currency exchange (gain) loss	(251,947)	1,583,292	1,295
Loss on Debentures [note 8]	670,000	550,000	—
	223,660	2,256,392	108,400